Investment Objectives and Goals - Morgan Stanley U.S. Government Money Market Trust - Classes R and S - U.S. Government Money Market Trust	Jan. 31, 2026
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Morgan Stanley U.S. Government Money Market Trust (the “Fund”) is a money market fund that seeks to provide security of principal, high current income and liquidity.